MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I
Updating Summary Prospectus – May 1, 2022
This Summary Prospectus summarizes key features of the MassMutual ElectrumSM policy, an individual, flexible premium, adjustable, variable life insurance policy (policy), issued by Massachusetts Mutual Life Insurance Company.
The prospectus for the MassMutual Electrum policy contains more information about the policy, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the policy online at www.MassMutual.com/Electrum. You can also obtain this information at no cost by calling (800) 665-2654 or by sending an email request to BOLICOLIService@MassMutual.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.
The SEC has not approved or disapproved this policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Appendix A – Funds Available Under the Policy	9
Glossary
Account Value. The value of your investment in the Separate Account Divisions and the GPA.
Administrative Office. Massachusetts Mutual Life Insurance Company, BOLI/COLI Document Management Hub, 1295 State Street, Springfield, MA 01111-0001, (800) 665-2654, (Fax) (860) 562-6154, BOLICOLIService@MassMutual.com, www.MassMutual.com
Attained Age. Insured’s age on the Issue Date, plus the number of completed Policy Years.
Fund(s). The investment entities in which the Separate Account Divisions invest.
Good Order. The actual receipt by our Administrative Office of the instructions related to a request or transaction in writing (or, when permitted, by telephone, fax, website, or other electronic means), within the time limits, if any, along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information includes, to the extent applicable: the completed application or instruction form; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Separate Account Divisions affected by the request or transaction; the signatures of all Policy Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions, you may contact our Administrative Office before submitting the form or request.
GPA Value. The sum of your values in the GPA.
Grace Period. A period that begins when the Surrender Value is not sufficient to cover monthly charges due and your policy stays In Force, during which you can pay the amount of premium needed to avoid termination.
In Force. Your policy has not terminated.
Insured. The person on whose life the policy is issued.
Issue Date. The date we issue the policy. The Issue Date starts the contestability and suicide periods.
Modified Endowment Contract (MEC). A Modified Endowment Contract (MEC) is a special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.
Monthly Calculation Date. The Policy Date and the same day of each succeeding calendar month on which monthly charges are due on the policy.
Net Premium. A premium payment received in Good Order minus the premium load charge and the Cash Surrender Value Enhancement Rider Charge, if applicable.
Policy Anniversary. The anniversary of the Policy Date.

Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Calculation Dates. It is also the day we first deduct monthly charges under the policy.
Policy Debt. All outstanding loans plus accrued interest.
Policy Termination. An event where your policy is no longer In Force due to the Surrender Value becoming too low to support your policy’s monthly charges or if total Policy Debt exceeds the Account Value.
Policy Year. The twelve month period beginning with the Policy Date and each successive twelve month period thereafter.
Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.
Surrender Value. Account Value less Policy Debt.
Target Premium. A threshold for your policy premium load charge that we establish on your Issue Date.

Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2021. This may not reflect all changes that have occurred since you purchased your policy.

New Summary Prospectus
A new SEC rule now allows MassMutual to use this Updating Summary Prospectus instead of the longer statutory prospectus you received annually. This Updating Summary Prospectus provides key information about your policy, as well as any changes that have occurred since the last time the prospectus was updated. More detailed information about your policy, including the statutory prospectus, is available online at www.MassMutual.com/Electrum.

Fund Name Changes
Ivy VIP Asset Strategy was renamed Delaware Ivy VIP Asset Strategy.

Ivy VIP Science and Technology was renamed Delaware Ivy VIP Science and Technology.

MML Growth & Income Fund was renamed MML Sustainable Equity Fund.

Invesco V.I. International Growth Fund was renamed Invesco V.I. EQV International Equity Fund.

Goldman Sachs Growth Opportunities Fund was renamed Goldman Sachs Mid Cap Growth Fund.

Adviser and Sub-Adviser Changes
Delaware Management Company replaced Ivy Investment Management Company as the investment adviser to Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy).

Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited were added as investment sub-advisers to Delaware Ivy VIP Asset Strategy (formerly known as Ivy VIP Asset Strategy).

Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited were added as investment sub-advisers to Delaware Ivy VIP Science and Technology (formerly known as Ivy VIP Science and Technology).

Massachusetts Financial Services Company was added as an investment sub-adviser to the MML International Equity Fund.

American Century Investment Management, Inc. replaced T. Rowe Price Associates, Inc. as the investment sub-adviser to the MML Small Company Value Fund.

Western Asset Management Company, LLC and Western Asset Management Company Limited replaced DoubleLine Capital LP as the investment sub-adviser to the MML Dynamic Bond Fund.

American Century Investment Management, Inc. replaced Massachusetts Financial Services Company as the investment sub-adviser to the MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund).

Important Information You Should Consider About the MassMutual ElectrumSM Policy
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.			N/A
Transaction Charges
Premium Load Charge. We deduct the premium load charge from each premium you pay. The current premium load charge is 6.55% of each premium payment up to and including the Target Premium, and 0.50% of premium over the Target Premium.

For policies issued on or before August 31, 2020, the current premium load charge is 5.55% of each premium up to and including the Target Premium, and 2.30% of each premium above the Target Premium.

We may increase this charge on all policies to up to 10% of each premium.
Fee Tables – Transaction Fees Fee Tables – Optional Benefit Charges Charges and Deductions – Transaction Charges
Withdrawal Charge. We deduct a withdrawal charge when you withdraw a portion of your Account Value from the policy. The charge is equal to the lesser of 2% of the amount withdrawn or $25.
Transfer Charge. We may deduct a transfer charge upon each transfer after the first 12 transfers in a Contract Year. Currently, we do not deduct a transfer charge.
Substitute Insured Charge. We deduct a substitute insured charge of $75 if the policy owner elects to substitute a new Insured.
Overloan Protection Rider. We assess a one-time charge based on the Account Value and Attained Age of the Insured when the Overloan Protection Rider is exercised.
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance and cost of optional riders. Those fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications page for rates applicable to your policy.
Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
You will also bear fees and expenses associated with the Funds you choose, as shown below.
	Annual Fee	Minimum	Maximum
	Fund options (fund fees and expenses)	0.20%(1)	1.64%(1)
(1)	As a percentage of Fund assets.

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the policy.	Principal Risks – Investment Risks Underlying Funds
Not a Short-Term Investment	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.	Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability

Risks Associated with Investment Options	An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.	Principal Risks – Investment Risks Underlying Funds
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.
Insurance Company Risks
An investment in this policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by calling (800) 665-2654 or by visiting www.MassMutual.com/ratings.
General Information About the Company, the Separate Account and the Underlying Funds – The Guaranteed Principal Account
Policy Termination
Your policy could terminate (or lapse) if the Surrender Value of the policy becomes too low to support the policy’s monthly charges, or if total Policy Debt exceeds the Account Value. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.
Principal Risks – Policy Termination Policy Termination and Reinstatement

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer two automated transfer programs: Automated Account Value Transfer and Automated Account Rebalancing.
Transfers General Information About the Company the Separate Account and the Underlying Funds – The Underlying Funds – Addition, Removal, Closure or Substitution of Funds
Transfers of the policy’s Account Value are subject to the following conditions:
• Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt).
•
There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premium or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

• Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.

MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the policy.
Optional Benefits
Optional benefits, such as riders, may alter the benefits or charges in your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.
Other Benefits Available Under the Policy
	TAXES		LOCATION IN PROSPECTUS
Tax Implications	•	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.	Federal Income Tax Considerations
	•	If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.

•
If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
Other Information – Distribution
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.
Exchanges
Because the policy is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing life insurance policy you own with a new purchase of this policy. However, in general you should be aware that some investment professionals may have a financial incentive to offer you the policy in place of the one you own. You should only exchange your current life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing life insurance policy.
N/A

Appendix A
Funds Available Under the Policy
The following is a list of Funds available under the policy. The list of Funds is subject to change, as discussed in the prospectus for the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.MassMutual.com/Electrum. You can also request this information at no cost by calling (800) 665-2654 or sending an email request to BOLICOLIService@MassMutual.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.60%	9.47%	10.58%	9.15%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.63%	10.71%	11.42%	10.14%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.67%	12.24%	12.65%	10.98%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.72%	15.32%	14.15%	12.14%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.68%	14.88%	12.56%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.69%	14.88%	12.66%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.73%	14.88%	12.73%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.72%	—	—
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.75%	17.62%	—	—
Asset Allocation	Fidelity® VIP Freedom Income PortfolioSM (Service Class)(1) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: N/A	0.45%	3.17%	6.23%	5.03%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.95%	16.65%	12.33%	11.62%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%(2)	12.85%	10.18%	9.59%
Asset Allocation	MML Balanced Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.81%	9.98%	8.69%	8.08%
Asset Allocation	MML Conservative Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.79%	8.60%	7.79%	7.17%
Asset Allocation	MML Growth Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.89%	14.33%	11.05%	10.35%
Asset Allocation	MML Moderate Allocation Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	0.83%	11.99%	9.48%	8.91%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	0.00%	0.72%	0.37%
Fixed Income	American Century VP Inflation Protection Fund (Class II) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.71%	6.27%	5.02%	2.82%
Fixed Income	BlackRock High Yield V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.57%(2)	5.33%	6.37%	6.76%
Fixed Income	BlackRock Total Return V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited	0.47%(2)	−1.43%	3.92%	3.61%
Fixed Income	Eaton Vance VT Floating-Rate Income Fund (ADV Class) Adviser: Eaton Vance Management Sub-Adviser: N/A	0.93%	3.76%	3.43%	3.72%
Fixed Income	Fidelity® VIP Bond Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.39%	–2.24%	—	—
Fixed Income	Franklin Strategic Income VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.03%(2)	2.11%	3.15%	3.70%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	Goldman Sachs Core Fixed Income Fund (Service) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.67%(2)	–2.23%	3.58%	3.16%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.87%(2)	–3.41%	2.37%	3.16%
Fixed Income	MFS® Government Securities Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.58%(2)	–1.89%	2.69%	1.96%
Fixed Income	MML Dynamic Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Advisers: Western Asset Management Company, LLC and Western Asset Management Limited	0.57%(2)	–0.01%	3.34%	—
Fixed Income	MML High Yield Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%(2)	8.12%	6.02%	7.27%
Fixed Income	MML Inflation-Protected and Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.60%(2)	6.40%	5.46%	3.16%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.42%	0.81%	4.45%	3.45%
Fixed Income	MML Short-Duration Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.55%	2.01%	2.41%	2.11%
Fixed Income	MML Total Return Bond Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.61%	–1.19%	3.79%	3.34%
Fixed Income	PIMCO Emerging Markets Bond Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.12%	–2.67%	4.45%	4.31%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.92%	–4.16%	3.11%	1.54%
Fixed Income	PIMCO High Yield Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.77%	3.63%	5.47%	6.07%
Fixed Income	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.66%	–4.78%	6.15%	4.20%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Fixed Income	PIMCO Real Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.67%	5.61%	5.34%	3.06%
Fixed Income	PIMCO Total Return Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	0.65%	–1.27%	3.94%	3.44%
Fixed Income	T. Rowe Price Limited-Term Bond Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	0.50%(2)	0.13%	2.27%	1.62%
Fixed Income	Templeton Global Bond VIP Fund (Class 1) Adviser: Franklin Advisers, Inc. Sub-Adviser: N/A	0.51%(2)	–4.62%	–0.68%	1.39%
Balanced	MML Blend Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.49%	15.02%	11.68%	11.09%
Large Cap Value	BlackRock Basic Value V.I. Fund (Class I) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.72%(2)	21.68%	9.24%	11.59%
Large Cap Value	Invesco V.I. Comstock Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.74%	33.36%	11.39%	12.86%
Large Cap Value	MFS® Value Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.70%(2)	25.45%	12.25%	13.42%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Brandywine Global Investment Management, LLC	0.43%	30.26%	11.99%	12.70%
Large Cap Value	MML Equity Income Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.78%	25.58%	11.15%	11.88%
Large Cap Value	MML Fundamental Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Boston Partners Global Investors, Inc.	0.81%(2)	30.02%	11.09%	12.16%
Large Cap Value	MML Income & Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.69%	26.27%	10.92%	11.52%
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.60%	27.83%	20.17%	16.64%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.20%	28.45%	18.23%	16.32%
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	25.38%	—	—
Large Cap Blend	Invesco V.I. Diversified Dividend Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.68%	18.89%	8.37%	11.89%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.79%(2)	27.57%	15.63%	15.06%
Large Cap Blend	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1) Adviser: J.P. Morgan Investment Management Inc. Sub-Adviser: N/A	0.74%	29.34%	19.63%	17.47%
Large Cap Blend	MFS® Blended Research® Core Equity Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.44%	29.53%	16.54%	15.37%
Large Cap Blend	MML Equity Index Fund (Service Class I)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.	0.67%	27.86%	17.70%	15.78%
Large Cap Blend	MML Focused Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.87%	22.25%	17.23%	—
Large Cap Blend	MML Fundamental Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.81%	27.67%	21.40%	17.06%
Large Cap Blend	MML Sustainable Equity Fund (Initial Class)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.56%	27.14%	17.66%	15.81%
Large Cap Growth	Fidelity® VIP Growth Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.71%	23.08%	26.16%	19.58%
Large Cap Growth	Invesco V.I. American Franchise Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.86%	11.93%	21.74%	17.37%
Large Cap Growth	MFS® Growth Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.71%	23.53%	24.87%	19.33%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.03%	21.54%	24.92%	19.21%
Large Cap Growth	MML Blue Chip Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	0.76%	16.34%	23.02%	19.14%
Large Cap Growth	MML Large Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.70%	18.41%	21.86%	16.90%
Small/Mid-Cap Value	Delaware VIP® Small Cap Value Series (Service Class) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	1.05%	34.01%	9.22%	11.78%
Small/Mid-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	0.91%	25.37%	9.94%	12.13%
Small/Mid-Cap Value	Goldman Sachs Mid Cap Value Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.84%(2)	30.95%	13.18%	13.09%
Small/Mid-Cap Value	MFS® Mid Cap Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.79%	30.99%	12.42%	13.59%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.88%	23.31%	9.50%	13.00%
Small/Mid-Cap Value	MML Small Company Value Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.90%	25.47%	10.83%	12.32%
Small/Mid-Cap Value	MML Small/Mid-Cap Value Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	0.81%	35.94%	10.55%	13.39%
Small/Mid-Cap Blend	BlackRock Small Cap Index V.I. Fund (Class III) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.40%(2)	14.23%	11.56%	12.63%
Small/Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: N/A	1.05%	25.56%	9.50%	12.25%
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.38%	20.93%	—	—
Small/Mid-Cap Blend	Goldman Sachs Small Cap Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81%(2)	23.79%	11.34%	12.94%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95%	20.40%	13.44%	12.29%
Small/Mid-Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Adviser: J.P. Morgan Investment Management Inc. Sub-Adviser: N/A	0.80%	21.38%	11.77%	14.01%
Small/Mid-Cap Blend	Lord Abbett Mid Cap Stock Portfolio (Class VC) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.14%	28.70%	7.99%	10.59%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.68%	22.75%	13.99%	14.93%
Small/Mid-Cap Blend	Voya Russell™ Mid Cap Index Portfolio (Class S)(4) Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	0.65%(2)	21.80%	14.36%	14.18%
Small/Mid-Cap Blend	Voya Russell™ Small Cap Index Portfolio (Class S)(4) Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	0.70%(2)	14.04%	11.38%	12.71%
Small/Mid-Cap Growth	American Century VP Capital Appreciation Fund (Class I) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.91%(2)	11.16%	19.91%	15.66%
Small/Mid-Cap Growth	Goldman Sachs Mid Cap Growth Fund (Service)(8) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.84%(2)	11.48%	21.23%	16.01%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.83%(2)	19.10%	23.08%	17.84%
Small/Mid-Cap Growth	Lord Abbett Developing Growth Portfolio (Class VC)(4) Adviser: Lord, Abbett & Co. LLC Sub-Adviser: N/A	1.04%(2)	–2.75%	24.69%	17.25%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Advisers: T. Rowe Price Associates, Inc. and Wellington Management Company LLP	0.80%	13.21%	17.91%	16.38%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.08%(2)	7.31%	17.96%	15.86%
International/Global	American Century VP International Fund (Class I) Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	0.99%(2)	8.75%	14.35%	10.07%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	Delaware VIP® Emerging Markets Series (Service Class) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	1.48%(2)	–3.13%	11.70%	6.84%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.42%	7.48%	—	—
International/Global	Fidelity® VIP Overseas Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited, et al.	0.77%	19.70%	14.44%	10.83%
International/Global	Franklin Mutual Global Discovery VIP Fund (Class 2) Adviser: Franklin Mutual Advisers, LLC Sub-Adviser: N/A	1.23%	19.13%	6.42%	8.47%
International/Global	Goldman Sachs International Equity Insights Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P. Sub-Adviser: N/A	0.81%(2)	12.17%	8.51%	7.49%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.00%(2)	10.22%	11.88%	9.74%
International/Global	Invesco V.I. EQV International Equity Fund (Series I)(9) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.89%	5.89%	10.17%	8.09%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.78%(2)	15.49%	18.18%	14.24%
International/Global	MFS® International Intrinsic Value Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.89%(2)	10.55%	14.07%	12.43%
International/Global	MML American Funds International Fund (Service Class I)(6)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.29%	–1.96%	9.14%	7.64%
International/Global	MML Foreign Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	0.93%(2)	13.04%	6.77%	6.08%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.05%	17.16%	14.17%	12.84%
International/Global	MML International Equity Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P. and Massachusetts Financial Services Company	0.95%(2)	11.77%	7.83%	—

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
International/Global	MML Strategic Emerging Markets Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.35%(2)	−8.06%	9.76%	4.11%
International/Global	Voya International Index Portfolio (Class S)(4) Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	0.70%(2)	10.62%	9.09%	7.54%
Specialty(10)	Delaware Ivy VIP Asset Strategy (Class II)(11) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited, and Macquarie Funds Management Hong Kong Limited	0.87%(2)	10.44%	11.36%	8.01%
Specialty(10)	Delaware Ivy VIP Science and Technology (Class II)(12) Adviser: Delaware Management Company Sub-Advisers: Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	1.14%	15.17%	23.88%	19.46%
Specialty(10)	Fidelity® VIP Real Estate Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.74%	38.86%	9.23%	10.31%
Specialty(10)	Invesco V.I. Global Real Estate Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	0.97%(2)	25.71%	7.54%	8.11%
Specialty(10)	MFS® Global Real Estate Portfolio (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.92%(2)	30.12%	12.99%	12.19%
Specialty(10)	MFS® Utilities Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.78%	14.09%	11.89%	9.93%
Specialty(10)	MML Managed Volatility Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	0.99%	11.54%	6.71%	7.48%
Specialty(10)	PIMCO All Asset Portfolio (Administrative Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates, LLC	1.24%(2)	16.23%	8.57%	6.03%
Specialty(10)	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class) Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A	1.03%(2)	33.11%	5.61%	–1.98%
(1)
These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)
These Funds, and their investment advisers, have entered into contractual fee waivers or expense reimbursements. These temporary fee reductions are reflected in their current expenses. Those contractual arrangements are designed to reduce the fund’s total current expenses for Policy Owners and will continue past the current year.

(3)
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

(4)	Unavailable in policies issued on or after May 1, 2021. For policies issued prior to May 1, 2021, you may not allocate any new money to this Fund via Purchase Payments or transfers.
(5)	MML Sustainable Equity Fund formerly known as MML Growth & Income Fund.
(6)
The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

(7)
The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. The MML American Funds International Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series® – International Fund. However, these two American Funds are not available directly as investment choices under your MassMutual variable product. You should read the prospectuses along with the prospectuses for the MML American Funds Growth Fund and MML American Funds International Fund.

(8)	Goldman Sachs Mid Cap Growth Fund formerly known as the Goldman Sachs Growth Opportunities Fund.
(9)	Invesco V.I. EQV International Equity Fund formerly known as Invesco V.I. International Growth Fund.
(10)
Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

(11)	Delaware Ivy VIP Asset Strategy Fund formerly known as Ivy VIP Asset Strategy Fund.
(12)	Delaware Ivy VIP Science and Technology Fund formerly known as Ivy VIP Science and Technology Fund.

This Summary Prospectus incorporates by reference the MassMutual Electrum policy’s statutory prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Life Separate Account I.
You can find the statutory prospectus and SAI at www.MassMutual.com/Electrum. You can also obtain this information at no cost by calling (800) 665-2654 or by sending an email request to BOLICOLIService@MassMutual.com.
EDGAR Contract Identifier: C000182366